BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2023
Basis Of Preparation [Abstract]
BASIS OF PREPARATION

2. BASIS OF PREPARATION

Statement of compliance and basis of presentation

These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements have been prepared on a historical cost basis except for financial instruments classified as fair value through profit or loss (“FVTPL”), which are stated at their fair value.

These consolidated financial statements were authorized for issue by the Board of Directors on March 1, 2024.